Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013	Feb. 29, 2012	May 31, 2012	May 31, 2011	May 31, 2010
Income Tax Disclosure [Abstract]
Net operating loss carryforwards, federal					$ 5.9
Net operating loss carryforwards, state					57.1
Net operating loss carryforwards, state net of federal benefit					37.1
Net operating loss carryforwards, foreign					4.8
Net operating loss carryforwards available, federal					16.7
Total tax credits and other carryforwards					27.1
Foreign tax credit carryforwards					21.3
Total valuation allowance					45.7	38.1
Valuation allowance relating to unrealized losses on investments					5.6
Valuation allowance related to state and foreign net operating losses					40.1
Accumulated cash at non-U.S. subsidiaries with no specific plans for permanent reinvestment					136.7
Deferred tax liabilities related to undistributed foreign earnings					36.6	0
Amount of unrecognized tax benefits that would impact the effective tax rate					61.5	82.9
Interest accrued during the year related to unrecognized tax benefits					(1.7)	3.1
Total liability for interest on unrecognized tax benefits					10.6	12.3
U.S. statutory income tax rate	9.60%	(161.90%)	20.90%	20.90%	35.00%	35.00%	35.00%
Non-deductible goodwill impairment charge	$ 233.0		$ 233.0
Increase in effective income tax rates	9.00%	84.40%	6.70%	18.70%